UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

February 13, 2016 to March 11, 2016

Commission File Number of issuing entity: 333-171508-01

Central Index Key Number of issuing entity: 0001530219

GS Mortgage Securities Trust 2011-GC5

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-171508

Central Index Key Number of depositor: 0001004158

GS Mortgage Securities Corporation II

(Exact name of depositor as specified in its charter)

Goldman Sachs Mortgage Company

(Central Index Key Number: 0001541502)

Citigroup Global Markets Realty Corp.

(Central Index Key Number: 0001541001)

(Exact name of sponsor as specified in its charter)

Leah Nivison (212) 902-1000; Cirino Emanuele (212) 816-5614

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

45-6538212

45-6538166

45-6538343

(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5614

(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
A-1	☐	☐	☒
A-2	☐	☐	☒
A-3	☐	☐	☒
A-4	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.     Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

On March 11, 2016, a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2011-GC5.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by GS Mortgage Securities Corporation II (the “Depositor”) and held by GS Mortgage Securities Trust 2011-GC5 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from November 14, 2015 to December 11, 2015.

The Depositor most recently filed a Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a “Rule 15Ga-1 Form ABS-15G”) on February 12, 2016. The CIK number of the Depositor is 0001004158.

Goldman Sachs Mortgage Company (“GSMC”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 12, 2016. The CIK number of GSMC is 0001541502.

Citigroup Global Markets Realty Corp. (“CGMRC”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 16, 2016. The CIK number of CGMRC is 0001541001.

Item 1A.	Asset-Level Information.

Not applicable

Item 1B.	Asset Representations Reviewer and Investor Communication.

Not applicable

PART II – OTHER INFORMATION

Item 2.	Legal Proceedings.

Disclosure from Deutsche Bank Trust Company Americas, as Trustee:

On June 18, 2014, a group of investors, including funds managed by Blackrock Advisors, LLC, PIMCO-Advisors, L.P., and others, filed a derivative action against Deutsche Bank Trust Company Americas (“DBTCA”) and Deutsche Bank National Trust Company (“DBNTC”) in New York State Supreme Court purportedly on behalf of and for the benefit of 544 private-label RMBS trusts asserting claims for alleged violations of the U.S. Trust Indenture Act of 1939 (TIA), breach of contract, breach of fiduciary duty and negligence based on DBNTC and DBTCA’s alleged failure to perform their duties as trustees for the trusts. Plaintiffs subsequently dismissed their state court complaint and filed a derivative and class action complaint in the U.S. District Court for the Southern District of New York on behalf of and for the benefit of 564 private-label RMBS trusts, which substantially overlapped with the trusts at issue in the state court action. The complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $89.4 billion, but the complaint does not include a demand for money damages in a sum certain. DBNTC and DBTCA filed a motion to dismiss, and on January 19, 2016, the court partially granted the motion on procedural grounds: as to the 500 trusts that are governed by Pooling and Servicing

Agreements, the court declined to exercise jurisdiction. The court did not rule on substantive defenses asserted in the motion to dismiss as to the 64 trusts formed under indentures for which it retained jurisdiction. Instead, the court ordered plaintiffs to file an amended complaint as to those indenture trusts. On February 23, 2016, plaintiffs filed an amended complaint as to 62 of the 64 indenture trusts included in the original U.S. District Court complaint. DBNTC and DBTCA will have an opportunity to file new defensive motions with respect to this amended complaint. It is anticipated that plaintiffs will, in the near future, file a new state court complaint as to some or all of the 500 trusts governed by Pooling and Servicing Agreements which were dismissed from the U.S. District Court action.

On December 30, 2015, IKB International, S.A. and IKB Deutsche Industriebank A.G. filed a Summons With Notice in New York state court naming as defendants DBNTC and DBTCA, as trustees of 37 RMBS trusts (the “IKB Action”). The claims in the IKB Action appear to be substantively similar to the SDNY Action. The IKB Action is not styled as a putative class action, but may attempt to bring derivative claims on behalf of the named RMBS Trusts. DBTCA intends to vigorously defend the IKB Action.

DBTCA has no pending legal proceedings (including, based on DBTCA’s present evaluation, the litigation disclosed in the foregoing paragraphs) that would materially affect its ability to perform its duties as Trustee under the Pooling and Servicing Agreement for this transaction.

Disclosure from Citibank, N.A., as Certificate Administrator:

On June 18, 2014, a civil action was filed against Citibank, N.A. (“Citibank”) in the Supreme Court of the State of New York by a group of investors in 48 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee, asserting claims for purported violations of the Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on Citibank’s alleged failure to perform its duties as trustee for the 48 RMBS trusts. On November 24, 2014, plaintiffs sought leave to withdraw this action. On the same day, a smaller subset of similar plaintiff investors in 27 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee, filed a new civil action against Citibank in the United States District Court for the Southern District of New York asserting similar claims as the prior action filed in state court. In January 2015, the court closed plaintiffs’ original state court action. Citibank’s motion to dismiss the federal complaint was fully briefed as of May 13, 2015. On September 8, 2015, the federal court dismissed all claims as to 24 of the 27 trusts and allowed certain of the claims to proceed as to the other three trusts. That case, involving the three remaining trusts, is pending.

On November 24, 2015, the same investors that brought the federal case brought a new civil action in the Supreme Court of the State of New York related to 25 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee. This case includes the 24 trusts previously dismissed in the federal action, and one additional trust. The investors assert claims for breach of contract, breach of fiduciary duty, breach of duty to avoid conflicts of interest, and violation of New York’s Streit Act. Citibank filed a motion to dismiss this case on February 26, 2016.

On August 19, 2015, the Federal Deposit Insurance Corporation (FDIC) as Receiver for a financial institution filed a civil action against Citibank in the Southern District of New York. This action relates to one private-label RMBS trust for which Citibank formerly served as trustee. FDIC asserts claims for breach of contract, violation of the Streit Act, and violation of the Trust Indenture Act. Citibank is jointly briefing a motion to dismiss with The Bank of New York Mellon and U.S. Bank, entities that have also been sued by FDIC in their capacity as trustee, and whose cases are all in front of Judge Carter.

There can be no assurances as to the outcome of litigation or the possible impact of litigation on the trustee or the RMBS trusts. However, Citibank denies liability and continues to vigorously defend against these litigations. Furthermore, neither the above-disclosed litigations nor any other pending legal proceeding involving Citibank will materially affect Citibank’s ability to perform its duties as Certificate Administrator under the Pooling and Servicing Agreement for this CMBS transaction.

Disclosure from U.S. Bank National Association, as Custodian:

Since 2014 various plaintiffs or groups of plaintiffs, primarily investors, have filed claims against U.S. Bank National Association (“U.S. Bank”), in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities (“RMBS”) trusts. The plaintiffs or plaintiff groups have filed substantially similar complaints against other RMBS trustees, including Deutsche Bank, Citibank, HSBC, Bank of New York

Mellon and Wells Fargo. The complaints against U.S. Bank allege the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts and assert causes of action based upon the trustee’s purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality. The complaints also assert that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and that the trustee purportedly failed to abide by a heightened standard of care following alleged events of default.

Currently U.S. Bank is a defendant in multiple actions alleging individual or class action claims against the trustee with respect to multiple trusts as described above with the most substantial case being: BlackRock Balanced Capital Portfolio et al v. U.S. Bank National Association, No. 605204/2015 (N.Y. Sup. Ct.) (class action alleging claims with respect to approximately 794 trusts) and its companion case BlackRock Core Bond Portfolio et al v. U.S Bank National Association, No. 14-cv-9401 (S.D.N.Y.). Some of the trusts implicated in the aforementioned Blackrock cases, as well as other trusts, are involved in actions brought by separate groups of plaintiffs related to no more than 100 trusts per case.

There can be no assurance as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts. However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously

Item 3.	Sales of Securities and Use of Proceeds.

None

Item 4.	Defaults Upon Senior Securities.

Not applicable

Item 5.	Submission of Matters to a Vote of Security Holders.

None

Item 6.	Significant Obligors of Pool Assets.

The Park Place Mall mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on October 11, 2011. With respect to the Park Place Mall mortgage loan, the most recent unaudited net operating income for the period January 1, 2015 through December 31, 2015 was $20,825,443.

The 1551 Broadway mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on October 11, 2011. With respect to the 1551 Broadway mortgage loan, the most recent unaudited net operating income for the period January 1, 2015 through December 31, 2015 was $17,431,139.

American Eagle Outfitters, Inc., the guarantor of the lease of the sole tenant at the mortgaged property that secures the 1551 Broadway mortgage loan, constitutes a significant obligor within the meaning of Item 1101(k)(1) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on October 11, 2011. Set forth in the table below is the information required under Item 1112(b) of Regulation AB with respect to such significant obligor, which was previously reported on such significant obligor’s Form 10-K filed on March 10, 2016, Accession Number: 0001564590-16-014422.

	For the Years Ended(1)
(In thousands, except per share amounts, ratios and other financial information)	January 30, 2016	January 31, 2015	February 1, 2014	February 2, 2013	January 28, 2012
Summary of Operations (2)
Total net revenue	$3,521,848	$3,282,867	$3,305,802	$3,475,802	$3,120,065
Comparable sales increase (decrease) (3)	7%	(5)%	(6)%	9%	4%
Gross profit	$1,302,734	$1,154,674	$1,113,999	$1,390,322	$1,144,594
Gross profit as a percentage of net sales	37.0%	35.2%	33.7%	40.0%	36.7%

Operating income	$319,878	$155,765	$141,055	$394,606	$269,335
Operating income as a percentage of net sales	9.1%	4.7%	4.3%	11.4%	8.6%
Income from continuing operations	$213,291	$88,787	$82,983	$264,098	$175,279
Income from continuing operations as a percentage of net sales	6.1%	2.6%	2.5%	7.6%	5.6%

Per Share Results
Income from continuing operations per common share-basic	$1.10	$0.46	$0.43	$1.35	$0.90
Income from continuing operations per common share-diluted	$1.09	$0.46	$0.43	$1.32	$0.89
Weighted average common shares outstanding – basic	194,351	194,437	192,802	196,211	194,445
Weighted average common shares outstanding – diluted	196,237	195,135	194,475	200,665	196,314
Cash dividends per common share	$0.50	$0.50	$0.38	$2.05	$0.44

Balance Sheet Information
Total cash and short-term investments	$260,067	$410,697	$428,935	$630,992	$745,044
Long-term investments	$—	$—	$—	$—	$847
Total assets	$1,612,246	$1,696,908	$1,694,164	$1,756,053	$1,950,802
Short-term debt	$—	$—	$—	$—	$—
Long-term debt	$—	$—	$—	$—	$—
Stockholders’ equity	$1,051,376	$1,139,746	$1,166,178	$1,221,187	$1,416,851
Working capital	$259,693	$368,947	$462,604	$647,668	$833,326
Current ratio	1.56	1.80	2.11	2.49	3.06
Average return on stockholders’ equity	19.9%	7.0%	7.0%	17.6%	11.0%

Other Financial Information (2)
Total stores at year-end	1,047	1,056	1,066	1,044	1,069
Capital expenditures	$153,256	$245,002	$278,499	$93,939	$89,466
Net sales per average selling square foot (4)	$545	$525	$547	$602	$547
Total selling square feet at end of period	5,285,025	5,294,744	5,205,948	4,962,923	5,028,493
Net sales per average gross square foot (4)	$436	$420	$444	$489	$438
Total gross square feet at end of period	6,601,112	6,613,100	6,503,486	6,023,278	6,290,284
Number of employees at end of period	37,800	38,000	40,400	40,100	39,600

Item 7.	Change in Sponsor Interest in Securities.

None

Item 8.	Significant Enhancement Provider Information.

None

Item 9.	Other Information.

None

Item 10.	Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D:

(99.1): Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2011-GC5, relating to the March 11, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II
(Depositor)

/s/ Leah Nivison
Leah Nivison, Chief Executive Officer

Date: March 24, 2016

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2011-GC5, relating to the March 11, 2016 distribution.